Derivative Instruments and Hedging Activities - Additional Information (Detail)	1 Months Ended		3 Months Ended			12 Months Ended
	Sep. 30, 2015 USD ($) Cap	Sep. 30, 2014 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, interest rate cap floor			1.50%			1.50%
Unrealized loss on interest rate caps, net of tax			$ (583,000)	$ (779,000)		$ (1,388,000)	$ (662,000)
Interest Rate Swap Agreements [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Interest expense					$ 92,000
Interest Rate Swap Agreements [Member] | Interest Expense [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Loss related to terminated swap agreements							248,000
Interest Rate Cap [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, premium payments	$ 880,000	$ 2,373,000
Derivative, notional amount		$ 194,000,000	224,000,000			238,000,000
Derivative, inception date	Sep. 30, 2015	Sep. 30, 2014
Derivative, maturity date	Sep. 30, 2018	Sep. 29, 2017
Number of additional caps | Cap	2
Interest rate caps			376,000			1,147,000	1,711,000
Unrealized loss on interest rate caps, net of tax			(583,000)			(1,388,000)	$ (662,000)
Unrealized loss on interest rate caps, tax			$ (113,000)			$ (28,000)